INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Deferred taxes, beginning	R$ 4,729,632	R$ 4,878,768	R$ 4,569,011
Recognized in the result	1,305,927	403,544	(420,773)
Recognized in equity	769,162	(559,050)	(322,876)
Acquisition of companies			1,053,406
Use of tax credit in installment program	(724)	(445)
Reverse incorporation		6,815
Deferred taxes, ending	R$ 6,803,997	R$ 4,729,632	R$ 4,878,768